Expenses by nature (Tables)	6 Months Ended
Jun. 30, 2024
Expenses by nature
Summary of administrative, research and development expenses

	6 months ended	6 months ended
	June 30,	June 30,
	2024	2023
	£ 000	£ 000
Research and development staff costs (excluding share-based payment expenses)	12,680	11,882
Research and development consultancy	7,395	7,449
Research and development components, parts and tooling	11,876	8,169
Total Research and Development expenses	31,951	27,500
Administrative staff costs (excluding share-based payment expenses)	4,687	5,547
Share based payment expenses	4,785	7,056
Consultancy costs	1,173	1,340
Legal and financial advisory costs	1,771	1,125
IT hardware and Software costs	3,407	3,085
Related party administrative expenses	42	42
Insurance and premises expenses	1,296	1,913
Other administrative expenses	2,171	2,883
Depreciation expense	558	412
Amortisation expense	536	578
Depreciation on right of use property assets	326	327
Total administrative expenses	20,752	24,308
Total administrative and research and development expenses	52,703	51,808